Auditor's Remuneration (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Auditor's Remuneration
In accordance with statutory requirements in Ireland, fees for professional services provided by the Group’s independent auditor in respect of each of the following categories were:

	Deloitte Ireland			Deloitte
	(statutory auditor)			(network firms)			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Audit fees (i) (ii)	7	7	6	15	13	11	22	20	17
Other audit-related assurance fees (ii)	1	-	-	-	-	-	1	-	-
Tax advisory services (ii)	-	-	-	-	-	-	-	-	-
Total	8	7	6	15	13	11	23	20	17

(i) Audit of the Group accounts includes the audit of internal control over financial reporting and parent and subsidiary statutory audit fees, but excludes $2 million (2021: $3 million; 2020: $3 million) paid to auditors other than Deloitte.
(ii) In accordance with the Companies Act 2014, audit fees including discontinued operations, amounted to $22 million (2021: $21 million; 2020: $18 million). Other audit-related assurance fees, including discontinued operations, amounted to $1 million (2021: $1 million; 2020: $nil million) and tax advisory services, including discontinued operations, amounted to $nil million (2021: $nil million; 2020: $nil million).